SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Property, Plant and Equipment [Line Items]
Total	$ 522,260	$ 4,064,908	$ 4,064,908
Leasehold improvement	402,386	3,131,890	2,750,897
Net book value	119,874	933,018	1,314,011
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	225,897	1,758,217	1,758,217
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	37,609	292,724	292,724
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	244,751	1,904,972	1,904,972
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 14,003	$ 108,995	$ 108,995